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                             UNITED STATES SECURITIES
                              AND EXCHANGE COMMISSION                   OMB APPROVAL
                              WASHINGTON, D.C. 20549
                                                                        OMB Number:        3235-0456
                                    FORM 24F-2                          Expires:      August 31,2000
                         ANNUAL NOTICE OF SECURITIES SOLD               Estimated average burden
                              PURSUANT TO RULE 24f-2                    hours per response.........1



READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.


1.   Name and address of issuer:
     The Hartford Mutual Funds, Inc.
     P.O. Box 2999
     Hartford, CT 06104-2199

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
     or classes):                                / /



3.   Investment Company Act File Number: 811-07589


     Securities Act File Number: 333-02381



4(a). Last day of fiscal year for which this Form is filed:

      December 31, 1999

4(b). / / Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
      REGISTRATION FEE DUE.


4(c). / /  Check box if this is the last time the issuer will be filing this Form.
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5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during
     the fiscal year pursuant to section 24(f):                                        $ 4,377,019,695
(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                          $ 1,422,577,745
iii) Aggregate price of securities redeemed or
     repurchased during any PRIOR fiscal year
     ending no earlier than October 11, 1995
     that were not previously used to reduce
     registration fees payable to the Commission                  $ 0
(iv) Total available redemption
     credits [add Items 5(ii) and 5(iii)]:                                             $ 1,422,577,745
(v)  Net sales -- if Item 5(i) is greater than
     Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                                  $ 2,954,441,950

(vi) Redemption credits available for use in future years -- if
     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
     Item 5(i)]:                                                  $(           )

vii) Multiplier for determining registration fee                                       .000264
     (See Instruction C.9):                                                          X
(viii) Registration fee due [multiply Item 5(v) by
       Item 5(vii)] (enter "0" if no fee is due):                                    = $ 779,972.67

6.   Prepaid Shares
    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                     + $

8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                     = $  779,972.67

9. Date the registration fee and any interest payment was sent to the COMMISSION'S LOCKBOX DEPOSITORY: MARCH
    Method of Delivery:
              /X /   Wire Transfer
              / /   Mail or other means
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                                   SIGNATURES

 This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/
                                     Cynthia J. McNickle

                                     Assistant Director

DATE      MARCH  , 2000

 *Please print the name and title of the signing officer below the signature.